Provisions for Legal Proceedings (Details) - Schedule of Changes in Provisions - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Brazil [Member] | Labor [Member]
Schedule of Changes in Provisions [Line Items]
Balance	$ 107,940	$ 99,187
Additions, reversals and changes in estimates	49,708	46,185
Payments	(52,202)	(50,413)
Indexation	5,352	8,140
Exchange rate variation	(12,043)	2,767
Balance	98,755	105,866
Brazil [Member] | Civil [Member]
Schedule of Changes in Provisions [Line Items]
Balance	73,502	48,539
Additions, reversals and changes in estimates	15,133	20,678
Payments	(15,923)	(15,009)
Indexation	5,715	12,759
Exchange rate variation	(8,483)	948
Balance	69,944	67,915
Brazil [Member] | Tax and Social Security [Member]
Schedule of Changes in Provisions [Line Items]
Balance	1,394	1,294
Additions, reversals and changes in estimates	627	(68)
Payments	81	(96)
Indexation	(318)	2,143
Exchange rate variation	(480)	(1,975)
Balance	1,304	1,298
Other [Member] | Labor [Member]
Schedule of Changes in Provisions [Line Items]
Balance	64	83
Additions, reversals and changes in estimates	4,220	(721)
Payments	(4,381)	(494)
Indexation	495	(185)
Exchange rate variation	(338)	1,375
Balance	60	58
Other [Member] | Civil [Member]
Schedule of Changes in Provisions [Line Items]
Balance	133,006	104,126
Additions, reversals and changes in estimates	(23,804)	18,682
Payments	(1,875)	(459)
Indexation	8,251	10,479
Exchange rate variation	(14,427)	6,352
Balance	101,151	139,180
USA [Member] | Civil [Member]
Schedule of Changes in Provisions [Line Items]
Balance	197,440	174,240
Additions, reversals and changes in estimates	81,226	42,200
Payments	(68,640)	(90,300)
Indexation
Exchange rate variation	30
Balance	210,056	126,140
Other [Member] | Civil [Member]
Schedule of Changes in Provisions [Line Items]
Balance	47	21
Additions, reversals and changes in estimates	(4,320)	1,099
Payments	108	(1,008)
Indexation	(257)	727
Exchange rate variation	4,465	(818)
Balance	$ 43	$ 21